PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

EMERGING MARKETS EQUITY INDEX FUND

GLOBAL REAL ESTATE INDEX FUND

GLOBAL SUSTAINABILITY INDEX FUND

INTERNATIONAL EQUITY INDEX FUND

INTERNATIONAL EQUITY FUND

HIGH YIELD FIXED INCOME FUND

SUPPLEMENT DATED DECEMBER 23, 2021 TO

PROSPECTUS DATED JULY 31, 2021, AS SUPPLEMENTED

1.

Effective March 1, 2022, the second paragraph under the section entitled “ACCOUNT POLICIES AND OTHER INFORMATION — Redemption Fees” beginning on page 224 of the Prospectus is replaced with the following:

The Funds are authorized to waive the redemption fee for the following transactions:

∎

Redemptions from omnibus accounts and fee-based programs maintained by financial intermediaries that inform the Fund that they are unable to impose a redemption fee on their underlying customer accounts;

∎	Redemptions from employer-sponsored retirement plan accounts;

∎

Redemptions where the shares were purchased through financial intermediaries that the Investment Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Investment Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place;

∎

Redemptions effected pursuant to asset allocation programs, wrap fee programs and other investment programs offered by financial institutions where investment decisions are made on a discretionary basis by investment professionals;

∎	Redemptions pursuant to systematic withdrawal plans and automatic exchange plans;

∎	Redemptions of shares acquired by reinvestment of dividends, distributions or other payments;

∎	Redemptions due to the death or the post-purchase disability of the beneficial owner of the account;

∎	Redemptions to satisfy minimum required distributions from retirement accounts;

∎	Redemptions representing the return of excess contributions in retirement accounts;

∎	Redemptions initiated by the Fund; and

∎	Redemptions following investments of contributions in the Fund by participants in defined contribution plans.

Please retain this Supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	NF SPT PRO EQTY&FIX (12/21)

NORTHERN FUNDS PROSPECTUS